Related Party Transactions (Details) - USD ($)		6 Months Ended				12 Months Ended
		Feb. 29, 2020		Feb. 28, 2019		Aug. 31, 2019		Aug. 31, 2018
Related Party Transaction [Line Items]
Cash		$ 339,125				$ 562,467		$ 382,134
Non-Cash		187,069				285,048	[1]	3,060,530	[1]
Management, consulting and accounting services		526,194		$ 457,408		847,515		3,442,664
C.A.B Financial Services Ltd. ("CAB")
Related Party Transaction [Line Items]
Cash		$ 131,557	[2]			$ 223,280	[3]	$ 144,000	[3]
Percentage of cash		100.00%	[2]			100.00%	[3]	11.00%	[3]
Non-Cash		$ 0	[2]			$ 0		$ 1,212,269	[1],[3]
Percentage of non cash		0.00%	[2]			0.00%		89.00%	[3]
Management, consulting and accounting services		$ 131,557	[2]	92,319	[2]	$ 223,280	[3]	$ 1,356,269	[3]
M&E Services Ltd. ("M&E")
Related Party Transaction [Line Items]
Cash		$ 58,785	[2]			$ 112,377	[3]	$ 85,663	[3]
Percentage of cash		100.00%	[2]			100.00%	[3]	13.00%	[3]
Non-Cash		$ 0	[2]			$ 0		$ 568,737	[1],[3]
Percentage of non cash		0.00%	[2]			0.00%		87.00%	[3]
Management, consulting and accounting services		$ 58,785	[2]	56,238	[2]	$ 112,377	[3]	$ 654,401	[3]
Docherty Management Limited ("Docherty Management")
Related Party Transaction [Line Items]
Cash		$ 113,569	[2]			$ 195,740	[3]	$ 140,471	[3]
Percentage of cash		38.00%	[2]			100.00%	[3]	11.00%	[3]
Non-Cash		$ 187,069	[2]			$ 0		$ 1,148,152	[1],[3]
Percentage of non cash		62.00%	[2]			0.00%		89.00%	[3]
Management, consulting and accounting services		$ 300,638	[2]	83,263	[2]	$ 195,740	[3]	$ 1,288,622	[3]
Company controlled by a director Consulting
Related Party Transaction [Line Items]
Cash						$ 14,932		$ 12,000
Percentage of cash						12.00%		15.00%
Non-Cash	[1]					$ 112,718		$ 65,686
Percentage of non cash						88.00%		85.00%
Management, consulting and accounting services						$ 127,650		$ 77,686
Directors
Related Party Transaction [Line Items]
Cash		$ 35,214				$ 16,138		$ 0
Percentage of cash		100.00%				9.00%		0.00%
Non-Cash		$ 0				$ 172,330	[1]	$ 65,686	[1]
Percentage of non cash		0.00%				91.00%		100.00%
Management, consulting and accounting services		$ 35,214		$ 225,588		$ 188,468		$ 65,686

[1]	Stock Based Compensation (SBC) and Share Awards are included in the total value of the grants and awards included in expenses. In the year ended August 31, 2019 the Company granted no option or awards to officers and $285,048 awards to Directors included in Consulting expense. In the year ended August 31, 2018 the Company granted a total of 1,700,000 incentive stock options to officers and directors of the Company with a fair value of $2,111,028 and included in Consulting expense (Note 14).
[2]	C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management Limited is owned by the President of the Company.
[3]	C.A.B. Financial Services is owned by the CEO of the Company, ME Services Ltd. is owned by the CFO of the Company (as of June 1 2017), and Docherty Management Limited is owned by the President of the Company.